FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 13: -	FINANCIAL INSTRUMENTS

a.	Classification of financial instruments by fair value hierarchy:

	December 31,
	2019	2018

Financial assets:

Marketable securities – Level 1	$1,042	$21,208
Marketable securities – Level 2	1,086	4,857

	$2,128	$26,065

During 2019 and 2018, there were no transfers due to the fair value measurement of any financial instrument to or from Levels 1, 2 and 3.

b.         Financial risk factors:

The Company's operations are exposed to various financial risks, such as market risk (foreign currency risk, price risk), credit risk and liquidity risk. The Company's comprehensive risk management plan focuses on measures to minimize possible negative effects on the financial performance of the Company.

The Company's Board of Directors has provided guidelines for risk management, and specific policies for various risk exposures, such as foreign currency risk, interest-rate risk, credit risk, and the use of derivative financial instruments, non-derivative financial instruments, and excess-liquidity investments.

1.	Market Risk:

a)	Foreign currency risk:

The Company operates primarily in Israel and has an exchange rate risk as it incurs fixed expenses in New Israel Shekels, which differs from its functional currency.

b)	Price risk:

The Company has investments in bonds, classified as financial instruments, which are measured at fair value through profit and loss. Accordingly, the Company is exposed to a risk from changes in the fair value of these investments.

2.	Credit Risk:

The Company holds cash and cash equivalents, short-term investments and other financial instruments with various financial institutions. Its policy is to spread its investments among various institutions. In accordance with this policy, the Company invests its funds with stable financial institutions.

The Company has no trade receivables balances past due, and accordingly has not recognized any provision for doubtful accounts.

3.	Liquidity Risk:

The following table presents the repayment dates of the Company's financial liabilities, by contractual terms, in nominal amounts (including interest payments):

Balance at December 31, 2019:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,001	$-	$-	$-	$-	$-	$1,001
Employees and payroll accruals	2,071						2,071

Other payables	1,339	-	-	-	-	-	1,339
Operating leases liability	895	734	616	583	582	229	3,639
Liabilities in respect of government grants	37	107	196	333	652	2,474	3,799

	$5,343	$841	$812	$916	$1,234	$2,703	$11,849

Balance at December 31, 2018:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,015	$-	$-	$-	$-	$-	$1,015
Employees and payroll accruals	2,081						2,081

Other payables	935	-	-	-	-	-	935
Liabilities in respect of government grants	1,003	79	232	456	263	2,634	4,667

	$5,034	$79	$232	$456	$263	$2,634	$8,698

c.	Fair Value:

The carrying amounts of cash and cash equivalents, short-term investments, other receivables, trade payables and other payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of the liabilities in respect of government grants is measured using a discount rate that reflects the applicable market rate of interest at the date the grants are received which approximates the fair value at the respective balance sheet date. The fair value measurement is categorized into Level 3.

The fair value of the operating leases liability is measured using a discount rate that reflects the incremental borrowing rate of interest at the date of the contract. The fair value measurement is categorized into Level 3.

d.	Sensitivity tests relating to changes in market factors:

	December 31,
	2019	2018

Sensitivity test to changes in the USD/NIS exchange rate:

Gain (loss) from the change:
Increase of 5% in exchange rate	$(381)	$(1,059)
Decrease of 5% in exchange rate	$381	$1,059

Sensitivity test to changes in the market price of listed securities:

Gain (loss) from the change:
Increase of 5% in market price	$106	$1,303
Decrease of 5% in market price	$(106)	$(1,303)

Sensitivity tests and principal work assumptions:

The selected changes in the relevant risk variables were determined based on management's estimate as to reasonable possible changes in these risk variables.

e.	Hedging activities and derivatives:

Cash flow hedges:

As of December 31, 2018, and 2019, there were no hedging contracts held by the Company.